PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5: - PROPERTY AND EQUIPMENT, NET

	December 31,
	2022	2021
Cost:

Computers, software and related equipment	$1,617	$1,506
Laboratory equipment and office furniture	3,831	3,674
Leasehold improvements	2,314	2,321

	7,762	7,501
Accumulated depreciation:

Computers, software and related equipment	1,435	1,351
Laboratory equipment and office furniture	3,190	3,114
Leasehold improvements	1,605	1,378

	6,230	5,843

Depreciated cost	$1,532	$1,658

During 2022 and 2021 total cost of $ 99 and $ 26, respectively and total accumulated depreciation of $ 95 and $ 26, respectively were disposed from the consolidated balance sheets.

For the years ended December 31, 2022, 2021 and 2020, depreciation expenses were approximately $ 482, $ 461 and $ 715, respectively.